Summary of Significant Accounting Policies: (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment is capitalized and depreciated on a straight line basis over the useful life of the asset, which is deemed to be between three and ten years. Property and equipment consist of the following at December 31:

	2014	2013
Property and equipment	$54,943	$0
Accumulated depreciation	$(1,325)	$0
Property and equipment, net	$53,618	$0